Commitments and Contingencies (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2015	Aug. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015
Minimum rental commitments under non cancellable operating leases
2016					$ 7,583
2017					7,170
2018					5,473
2019					2,585
2020					1,301
2021 - 2026					1,732
Total minimum lease payments					25,844
Rental expense relating to operating leases					8,826	$ 7,202
Asset Retirement Obligations
Balance beginning of period			$ 2,415	$ 2,055	2,055	1,770
Additional ARO Liability					207	154
Accretion expense			138	$ 108	153	131
Balance at end of period					$ 2,415	$ 2,055
Unfavorable action | Centers for Medicare and Medicaid Services (CMS)
Loss contingency
Settlement on original claim amount offered by CMS to allow providers to remove eligible claims pending in appeals process (as a percent)		68.00%
RAC contract contingency fee on original amount of settled claims under CMS July 1, 2015 Technical Direction Letter (as a percent)	32.00%
Maximum possible additional amount of refund payable in excess of amount accrued			11,800				$ 12,400
Unfavorable action | Centers for Medicare and Medicaid Services (CMS) | Estimated liability for refunds and appeals
Loss contingency
Estimated refund liability on settled claims			$ 22,308				$ 22,308